Subsequent Event (Details) - USD ($)	4 Months Ended	12 Months Ended
	Apr. 25, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event
Redeem the loan principle, redemption premium and unpaid interests		$ 3,745,955	$ 4,181,918
March 2021 Notes
Subsequent Event
Debt amount redeemed		$ 1,662,355
Subsequent event | March 2021 Notes
Subsequent Event
Redeem the loan principle, redemption premium and unpaid interests	$ 1,800,000